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                           [LOGO][Allstate Finance}

April 11, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: Allstate Life of New York Separate Account A ("Registrant")
         Allstate Life Insurance Company of New York ("Depositor") Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File Nos. 333-143228 and 811-07467; CIK No. 0000948255)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced Post-Effective Amendment No. 4 to the Registration Statement (the "Amendment") pursuant to Rule 485(b) under the Securities Act of 1933 ("Securities Act").

Registrant is filing the Amendment for the purpose of (1) responding to comments of the Commission staff ("staff") on the Amendment, which comments the staff provided to the Registrant by telephone; and (2) including or incorporating by reference all financial statements, exhibits, and required disclosure not included in Post-Effective Amendment No. 1 to the Registration Statement that was filed with the Commission on January 24, 2008.

                         1. Response to Staff Comments

Comment 1. Please confirm that the Expense Example calculations in the prospectus are not affected by the additional charge for TrueIncome - Highest Daily that has been added to the Fee Table in the prospectus by the supplement.

   Response: The expense example calculations are not affected by the addition of the optional benefit TrueIncome -Highest Daily. The addition of the benefit does not introduce a new combination of charges that would be greater than those used to calculate the expense examples. The charge for TrueIncome - Highest Daily is assessed based on the average daily net assets allocated to the Sub-accounts, and it is not assessed against the Protected Withdrawal Value.

Comment 2. In the section entitled "Asset Transfer Component of TrueIncome - Highest Daily," the Permitted Sub-accounts are not shown in the Supplement.

   Response: Disclosure has been added to show the list of Permitted
   Sub-accounts.

Comment 3. In the second paragraph within the section entitled "Asset Transfer Component of TrueIncome - Highest Daily," there is a reference to "Appendices" that are not identified with an Appendix number or letter. Please provide the correct Appendix number or letter.

   Response: The disclosure in the section has been revised to refer to "Appendix C" which is reproduced in the Supplement.

Comment 4. When filing the post-effective amendment, please provide a complete Part C with all exhibits.

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   Response: A complete Part C is filed with this Amendment.

                        2. Timetable for Effectiveness

Pursuant to Rule 485(b) under the Securities Act, it is proposed that this Post-Effective Amendment No. 4 become effective on April 14, 2008. We believe this Post-Effective Amendment No. 4 includes all information necessary to complete the Registration Statement, including updated financial statements. We believe that we have been fully responsive to the Staff's comments, that our responses do not raise any additional issues for the Staff's consideration. The undersigned certifies that this Post-Effective Amendment No. 4 meets the requirements of Securities Rule 485(b) for effectiveness of the Registration Statement, and that, other than those changes requested by the Staff, we have not made any material changes in this Post-Effective Amendment.

   Tandy Representation. Accordingly, the Registrant acknowledges that:

   . should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

   . the action of the Commission or the staff, acting pursuant to delegation of authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

   . the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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We appreciate your review of the Registration Statement. If you have any questions, please do not hesitate to call me at 847/402-9237. Thank you.

Very truly yours,

/s/ ANGELA M. BANDI
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Angela M. Bandi

Enclosure

cc: Thomas S. Clark, Esq.
    Prudential Financial